Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax provision:
Total		$ 124,665	$ 587,984
Epsium BVI [Member]
Schedule of Income Tax Provision [Line Items]
Current tax provision
Epsium HK [Member]
Schedule of Income Tax Provision [Line Items]
Current tax provision
Deferred tax provision:
Deferred tax provision
Media Icon [Member]
Schedule of Income Tax Provision [Line Items]
Current tax provision
Luz [Member]
Schedule of Income Tax Provision [Line Items]
Current tax provision		$ 124,665	$ 587,984